Note 22 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
	Years ended December 31
	2025	2024
Net loss	$6,459	$108,138
Weighted average basic number of shares outstanding	167,732,678	149,019,020
Basic loss per share	$0.04	$0.73
Weighted average diluted number of shares outstanding	167,732,678	149,019,020
Diluted loss per share	$0.04	$0.73